13FCON P 11/14/02

CONFIDENTIAL TREATMENT

RECEIVED
OFFICE OF THE SECRETARY
2001 NOV 14 PM 4:48

[redacted]

01071695

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: T. Rowe Price Associates, Inc.
Address: 100 East Pratt Street
Baltimore, Maryland 21202

Form 13F File Number: 28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Name: Henry H. Hopkins
Title: Managing Director
Phone: 410-345-6603

Signature, Place, and Date of Signing:

Henry H. Hopkins [Signature] | Baltimore, Maryland [City, State] | November 14, 2001 [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
'NONE"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $1,174,235

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F (Concealment)

NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc.

S.E.C. Use Only

As Of: 09/30/2001

Run Date: 11/07/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
BROCADE COMM SYS	COMM STK	111621108	31,414	2,239,860	SH		SOLE		883,350	0	1,356,510	P
VIACOM INC.	COMM STK	925524308	29,548	856,466	SH		SOLE		672,249	0	184,217	P
CHECK POINT SOFTWARE OR	COMM STK	M22465104	10,019	454,876	SH		SOLE		195,115	0	259,761	P
	COLUMN TOTAL		70,981									
	DATE TOTAL		70,981									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 02/14/2002

FORM 13F (Concealment)

NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc.

S.E.C. Use Only

As Of: 09/30/2001

Run Date: 11/07/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
ADOBE SYSTEMS INC	COMM STK	00724F101	75,971	3,170,100	SH		SOLE		1,233,500	0	1,936,600	P
AMERICAN EXPRESS COMPANY	COMM STK	025816109	33,858	1,165,100	SH		SOLE		940,400	0	224,700	P
CIENA CORP	COMM STK	171779101	41,540	4,038,913	SH		SOLE		1,479,613	0	2,559,300	P
CONCORD EFS INC	COMM STK	206197105	94,103	1,920,863	SH		SOLE		993,363	0	927,500	P
MAXIM INTEGRATED	COMM STK	57772K101	44,717	1,281,827	SH		SOLE		474,527	0	807,300	P
CHARLES SCHWAB CORP NEW	COMM STK	808513105	9,450	821,744	SH		SOLE		367,844	0	453,900	S
TECHNITROL INC	COMM STK	878555101	7,000	313,900	SH		SOLE		184,900	0	129,000	S
TROPICAL SPORTWEAR INTL	COMM STK	89708P102	4,712	280,500	SH		SOLE		6,700	0	273,800	P
VERISIGN INC	COMM STK	92343E102	146,140	3,488,250	SH		SOLE		1,891,400	0	1,596,850	P
	COLUMN TOTAL		457,491									
	DATE TOTAL		457,491									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 05/14/2002

FORM 13F (Concealment)

NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc.

S.E.C. Use Only

As Of: 09/30/2001

Run Date: 11/07/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
ALLIANCE DATA SYSTEMS CORP	COMM STK	018581108	4,373	269,100	SH		SOLE		202,800	0	66,300	P
BERKSHIRE HATHAWAY INC.	COMM STK	084670108	23,100	330	SH		SOLE		129	0	201	P
CNF TRANSN INC	COMM STK	12612W104	3,203	140,300	SH		SOLE		40,300	0	100,000	P
CALIFORNIA MICRO DEVICES	COMM STK	130439102	1,870	526,900	SH		SOLE		42,600	0	484,300	P
CALPINE CORPORATION	COMM STK	131347106	4,865	213,300	SH		SOLE		51,600	0	161,700	P
CORVAS INTL INC	COMM STK	221005101	1,116	195,200	SH		SOLE		55,800	0	139,400	S
ERIE INDEMNITY	COMM STK	29530P102	2,060	52,100	SH		SOLE		12,100	0	40,000	P
FRONTIER AIRLINES NEW CO	COMM STK	359065109	1,925	230,800	SH		SOLE		150,100	0	80,700	P
GULF INDONESIA RESOURCES L	COMM STK	402284103	4,162	478,400	SH		SOLE		264,600	0	213,800	P
MERCURY GENERAL CORP NEW	COMM STK	589400100	5,070	127,700	SH		SOLE		37,900	0	89,800	S
OHIO CAS CORP	COMM STK	677240103	9,858	759,800	SH		SOLE		474,800	0	285,000	P
OPENWAVE SYSTEMS INC	COMM STK	683718100	39,916	3,130,674	SH		SOLE		945,274	0	2,185,400	P
ORCHID BIOSCIENCES INC	COMM STK	68571P100	188	87,400	SH		SOLE		24,100	0	63,300	S
SONIC INNOVATIONS	COMM STK	83545M109	3,116	663,000	SH		SOLE		62,500	0	600,500	P
21ST CENTURY INSURANCE GRO	COMM STK	90130N103	1,336	75,900	SH		SOLE		15,900	0	60,000	P
VERISITY LTD	COMM STK	M97385112	2,460	337,700	SH		SOLE		232,700	0	105,000	P
	COLUMN TOTAL		108,618									
	DATE TOTAL		108,618									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 08/14/2002

FORM 13F (Concealment)

NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc.

S.E.C. Use Only

As Of: 09/30/2001

Run Date: 11/07/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
AFLAC INCORPORATED	COMM STK	001055102	17,782	658,600	SH		SOLE		156,200	0	502,400	P
AFFILIATED COMPUTER SVCS	COMM STK	008190100	4,640	57,000	SH		SOLE		17,200	0	39,800	P
ALLERGAN INC	COMM STK	018490102	1,658	25,000	SH		SOLE		0	0	25,000	P
AMERISOURCE BERGEN CORP	COMM STK	03073E105	7,102	100,100	SH		SOLE		0	0	100,100	P
APOLLO GROUP INC CL A	COMM STK	037604105	51,456	1,224,700	SH		SOLE		479,800	0	744,900	P
ARENA PHARMACEUTICALS INC	COMM STK	040047102	1,516	137,900	SH		SOLE		51,100	0	86,800	P
BEI ELECTRONICS INC	COMM STK	05538E109	230	58,900	SH		SOLE		17,100	0	41,800	P
BOWATER INCORPORATED	COMM STK	102183100	10,948	248,700	SH		SOLE		48,700	0	200,000	P
CAPITAL SOUTHWEST CORPCO	COMM STK	140501107	1,559	25,000	SH		SOLE		1,800	0	23,200	P
CELESTICA	COMM STK	15101Q108	4,507	165,100	SH		SOLE		0	0	165,100	P
CENTRAL PARKING CORP	COMM STK	154785109	5,571	398,200	SH		SOLE		293,000	0	105,200	P
CERTEGY INC	COMM STK	156880106	32,187	1,239,851	SH		SOLE		705,401	0	534,450	P
CONVERGYS CORP	COMM STK	212485106	37,237	1,341,865	SH		SOLE		639,565	0	702,300	P
DANAHER CORP	COMM STK	235851102	14,423	305,700	SH		SOLE		238,600	0	67,100	P
DISNEY (WALT) COMPANY	COMM STK	254687106	27,602	1,482,410	SH		SOLE		1,105,710	0	376,700	P
EXPEDIA INC	COMM STK	302125109	3,642	150,500	SH		SOLE		0	0	150,500	P
FISCHER IMAGING CORP	COMM STK	337719108	2,535	191,400	SH		SOLE		55,200	0	136,200	P
GOLDMAN SACHS GROUP, INC.	COMM STK	38141G104	8,055	112,900	SH		SOLE		42,700	0	70,200	P
GUILFORD PHARMACEUTICALS I	COMM STK	401829106	5,099	593,600	SH		SOLE		138,900	0	454,700	P
ESTEE LAUDER COMPANIES	COMM STK	518439104	3,043	91,800	SH		SOLE		12,500	0	79,300	P
	COLUMN TOTAL		240,792									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 11/14/2002

FORM 13F (Concealment)

NAME OF REPORTING MANAGER - T. Rowe Price Assoc., Inc.

S.E.C. Use Only

As Of: 09/30/2001

Run Date: 11/07/2001

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
LEHMAN BROTHERS HOLDINGS I	COMM STK	524908100	569	10,000	SH		SOLE		0	0	10,000	P
LEXMARK INTERNATIONAL GR	COMM STK	529771107	22,194	496,400	SH		SOLE		156,200	0	340,200	P
LUCENT TECHNOLOGIES INC.	CVPFSTKF	549463206	3,378	3,302	SH		SOLE		1,992	0	1,310	P
MATRIXONE INC	COMM STK	57685P304	5,592	1,040,300	SH		SOLE		506,600	0	533,700	P
MCDONALD'S CORP.	COMM STK	580135101	13,817	509,104	SH		SOLE		205,600	0	303,504	P
MCGRAW-HILL COMPANIES, INC	COMM STK	580645109	21,837	375,200	SH		SOLE		142,600	0	232,600	P
MEREDITH CORP	COMM STK	589433101	5,433	169,100	SH		SOLE		137,600	0	31,500	P
MINNESOTA MINING & MANUFAC	COMM STK	604059105	16,333	165,986	SH		SOLE		125,986	0	40,000	P
NOKIA	ADR	654902204	5,028	321,287	SH		SOLE		59,800	0	261,487	P
NORTHERN TRUST CORPORATION	COMM STK	665859104	5,323	101,300	SH		SOLE		27,200	0	74,100	P
OSHKOSH TRUCK CO CL B	COMM STK	688239201	5,380	148,700	SH		SOLE		52,200	0	96,500	P
PAYCHEX INC	COMM STK	704326107	38,124	1,209,700	SH		SOLE		323,400	0	886,300	P
PIONEER NATURAL RESOURCES	COMM STK	723787107	1,715	120,500	SH		SOLE		20,500	0	100,000	P
RADIOLOGIX INC	COMM STK	75040K109	7,345	1,255,500	SH		SOLE		207,700	0	1,047,800	P
ROCKWELL INTERNATIONAL COR	COMM STK	773903109	4,256	289,900	SH		SOLE		49,900	0	240,000	P
SIEBEL SYS INC	COMM STK	826170102	33,236	2,553,662	SH		SOLE		564,500	0	1,989,162	P
SIEBEL SYS INC	CONV BND	826170AC6	8,240	8,800,000	PRN		SOLE		2,000,000	0	6,800,000	P
STELLENT INC	COMM STK	85856W105	4,370	303,900	SH		SOLE		53,900	0	250,000	P
SYMBOL TECHNOLOGY INC	COMM STK	871508107	5,999	571,863	SH		SOLE		19,488	0	552,375	P
TELIK INC	COMM STK	87959M109	2,788	426,700	SH		SOLE		94,300	0	332,400	P
	COLUMN TOTAL		210,957									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 11/14/2002

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8			
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	VALUE (x$1000)	SHARES OR PRN AMOUNT	SH/ PRN	PUT CALL	INV DISC	OTH MGR	VOTING AUTHORITY (SHARES) SOLE	SHARED	NONE	REASON
TEXAS INSTRUMENTS, INC.	COMM STK	882508104	8,743	350,000	SH		SOLE		0	0	350,000	P
VERITAS SOFTWARE CO	COMM STK	923436109	37,891	2,055,400	SH		SOLE		567,100	0	1,488,300	P
VERSICOR INC	COMM STK	925314106	1,643	124,800	SH		SOLE		84,200	0	40,600	P
WASHINGTON POST COMPANY	COMM STK	939640108	6,549	12,600	SH		SOLE		6,100	0	6,500	P
WESTERN WIRELESS	COMM STK	95988E204	9,081	268,800	SH		SOLE		252,500	0	16,300	P
ZIMMER HOLDINGS WHEN ISSUE	COMM STK	98956P102	11	380	SH		SOLE		0	0	380	P
AMDOCS LTD	COMM STK	G02602103	11,886	446,000	SH		SOLE		54,000	0	392,000	P
MAX RE CAPITAL LTD	COMM STK	G6052F103	2,332	162,800	SH		SOLE		52,800	0	110,000	P
TRANSOCEAN SEDCO FOREX INC	COMM STK	G90078109	7,260	275,000	SH		SOLE		0	0	275,000	P
	COLUMN TOTAL		85,396									
	DATE TOTAL		537,145									
	GRAND TOTAL		1,174,235									

CONFIDENTIAL TREATMENT REQUESTED UNTIL: 11/14/2002